Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 1,125,381	R$ 911,015
Trade receivables	717,373	595,898
Recoverable taxes	13,429	7,139
Income taxes recoverable	23,046	18,587
Other assets	62,947	57,145
Total current assets	1,942,176	1,589,784
Non-current assets
Trade receivables	34,985	35,948
Deferred tax assets	12,552
Other assets	125,480	115,875
Investment in associate	46,518	54,442
Property and equipment	711,485	658,482
Right-of-use assets	896,758	842,219
Intangible assets	5,587,980	5,532,789
Total non-current assets	7,415,758	7,239,755
Total assets	9,357,934	8,829,539
Current liabilities
Trade payables	123,581	128,080
Loans and financing	60,668	363,554
Lease liabilities	55,772	45,580
Accounts payable to selling shareholders	110,640	185,318
Advances from customers	158,035	161,048
Dividends payable	192
Labor and social obligations	217,526	208,076
Taxes payable	36,043	33,456
Income taxes payable	112,638	4,247
Other liabilities	8,946	10,836
Total current liabilities	884,041	1,140,195
Non-current liabilities
Loans and financing	1,993,599	1,831,607
Lease liabilities	1,009,974	932,756
Accounts payable to selling shareholders	329,957	345,454
Taxes payable	77,487	84,407
Deferred tax liabilities		28,274
Provision for legal proceedings	128,220	113,521
Other liabilities	43,471	42,742
Total non-current liabilities	3,582,708	3,378,761
Total liabilities	4,466,749	4,518,956
Equity
Share capital	17	17
Additional paid-in capital	2,320,422	2,344,521
Treasury shares	(306,010)	(273,955)
Share-based compensation reserve	202,815	187,497
Retained earnings	2,634,552	2,011,875
Equity attributable to the owners of the Company	4,851,796	4,269,955
Non-controlling interests	39,389	40,628
Total equity	4,891,185	4,310,583
Total liabilities and equity	R$ 9,357,934	R$ 8,829,539